Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 93.36%Δ
Argentina − 0.57%
Cablevision Holding GDR	262,838	$492,724
Cresud ADR †	326,731	1,705,536
Grupo Clarin GDR Class B 144A #, †	77,680	47,832
IRSA Inversiones y Representaciones ADR †	430,000	1,672,700
IRSA Propiedades Comerciales ADR	19,080	187,938
		4,106,730
Bahrain − 0.09%
Aluminium Bahrain GDR 144A #	91,200	624,045
		624,045
Brazil − 5.56%
AES Brasil Energia	310,668	960,377
Arcos Dorados Holdings Class A	276,528	1,407,528
B2W Cia Digital †	1,521,448	16,450,716
Banco Bradesco ADR	732,696	3,443,671
Banco Santander Brasil ADR	53,466	376,935
BRF ADR †	788,900	3,542,161
Itau Unibanco Holding ADR	1,049,325	5,204,652
Rumo †	217,473	778,531
Telefonica Brasil ADR	272,891	2,147,652
TIM ADR	155,003	1,759,284
Vale	149,527	2,590,918
Vale ADR	97,965	1,702,632
		40,365,057
Chile − 0.73%
Sociedad Quimica y Minera de Chile ADR	100,000	5,307,000
		5,307,000
China/Hong Kong − 31.63%
Alibaba Group Holding ADR †	137,900	31,266,067
Baidu ADR †	49,719	10,816,368
BeiGene †	167,800	4,342,800
China Petroleum & Chemical ADR	31,177	1,643,963
iQIYI ADR †	59,542	989,588
JD.com ADR †	350,000	29,515,500
Joinn Laboratories China Class H #, †	4,900	84,712
Kunlun Energy	3,360,900	3,532,056
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Kweichow Moutai Class A	111,913	$34,299,499
Ping An Insurance Group Co. of China Class H	324,000	3,857,193
Sohu.com ADR †	429,954	6,758,877
Tencent Holdings	720,000	56,495,286
Tencent Music Entertainment Group ADR †	159	3,258
Tianjin Development Holdings	35,950	7,353
Tingyi Cayman Islands Holding	1,582,000	2,905,926
Trip.com Group ADR †	120,588	4,778,902
Tsingtao Brewery Class H	797,429	7,067,424
Uni-President China Holdings	2,800,000	3,407,211
Weibo ADR †	40,000	2,018,400
Wuliangye Yibin Class A	630,892	25,791,981
Zhihu ADR †	15,600	126,516
		229,708,880
India − 7.03%
Indiabulls Real Estate GDR =, †	44,628	49,503
Natco Pharma	185,519	2,094,752
Reliance Industries	859,880	23,558,163
Reliance Industries GDR #	452,657	25,031,932
Sify Technologies ADR †	91,200	321,936
		51,056,286
Indonesia − 0.30%
Astra International	6,029,400	2,189,679
		2,189,679
Japan − 0.49%
Renesas Electronics †	324,700	3,518,989
		3,518,989
Malaysia − 0.07%
UEM Sunrise †	4,748,132	498,116
		498,116
Mexico − 3.34%
America Movil ADR Class L	162,815	2,211,028
Banco Santander Mexico ADR †	276,900	1,522,950
Becle	1,571,000	3,583,259
Cemex ADR †	469,537	3,272,673

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico (continued)
Coca-Cola Femsa ADR	75,784	$3,501,221
Fomento Economico Mexicano ADR	19,186	1,445,281
Grupo Financiero Banorte Class O †	440,979	2,486,500
Grupo Lala	606,200	404,835
Grupo Televisa ADR †	656,458	5,816,218
		24,243,965
Peru − 0.49%
Cia de Minas Buenaventura ADR †	356,605	3,576,748
		3,576,748
Republic of Korea − 19.39%
Fila Holdings	101,760	3,879,783
LG Uplus	250,922	2,715,966
Samsung Electronics	671,359	48,286,832
Samsung Life Insurance	66,026	4,556,334
SK Hynix †	360,000	42,147,117
SK Telecom	52,491	12,754,606
SK Telecom ADR	971,935	26,465,790
		140,806,428
Russia − 4.84%
ENEL RUSSIA PJSC GDR	15,101	7,893
Etalon Group GDR #, †	354,800	573,002
Gazprom PJSC ADR	1,043,900	6,225,820
Mail.Ru Group GDR †	71,300	1,632,770
Rosneft Oil PJSC GDR	1,449,104	10,958,124
Sberbank of Russia PJSC =	2,058,929	7,904,044
Surgutneftegas PJSC ADR	294,652	1,322,987
T Plus PJSC =	25,634	0
Yandex Class A †	101,902	6,527,842
		35,152,482
South Africa − 0.04%
Sun International †	210,726	196,164
Tongaat Hulett †	182,915	126,528
		322,692
Taiwan − 17.85%
Hon Hai Precision Industry	3,881,564	16,868,676
MediaTek	1,045,000	35,488,908
Taiwan Semiconductor Manufacturing	3,756,864	77,288,724
		129,646,308
	Number of shares	Value (US $)
Common StockΔ (continued)
Turkey − 0.53%
Turkcell Iletisim Hizmetleri	677,165	$1,227,668
Turkiye Sise ve Cam Fabrikalari	3,008,750	2,652,663
		3,880,331
United Kingdom − 0.41%
Griffin Mining †	1,642,873	2,983,959
		2,983,959
Total Common Stock (cost $418,871,593)		677,987,695

Convertible Preferred Stock – 0.04%
Republic of Korea − 0.04%
CJ	4,204	277,481
Total Convertible Preferred Stock (cost $470,722)		277,481

Preferred Stock – 6.11%Δ
Brazil − 0.52%
Centrais Eletricas Brasileiras Class B 4.60%	216,779	1,332,567
Petroleo Brasileiro ADR †	285,509	2,438,247
		3,770,814
Republic of Korea − 4.63%
CJ 3.60%	28,030	1,394,379
Samsung Electronics 3.59%	499,750	32,234,813
		33,629,192
Russia − 0.96%
Transneft PJSC 7.55% =	3,606	6,989,278
		6,989,278
Total Preferred Stock (cost $16,880,353)		44,389,284

Rights – 0.01%
Chile − 0.01%
Sociedad Quimica y Minera de Chile exercise price 3.10, expiration date 4/15/21 †	18,643	57,793
Total Rights (cost $0)		57,793

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =	100,339	0

2    NQ-VIP-868 [3/21] 5/21 (1643708)

	Number of shares	Value (US $)

Participation Notes (continued)
Lehman Oil & Natural Gas CW 12 LEPO =	146,971	$0
Total Participation Notes (cost $4,952,197)		0

Short-Term Investments – 0.31%
Money Market Mutual Funds – 0.31%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	567,942	567,942
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	567,942	567,942
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	567,942	567,942
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	567,942	567,942
Total Short-Term Investments (cost $2,271,768)		2,271,768

Total Value of Securities−99.83% (cost $443,446,633)		724,984,021
Receivables and Other Assets Net of Liabilities — 0.17%		1,257,852
Net Assets Applicable to 24,159,988 Shares Outstanding — 100.00%	$726,241,873
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $26,361,523, which represents 3.63% of the Series' net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
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